Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Common shares/Public shares	Preferred shares	Total share capital	Accumulated earnings	Equity-settled employee benefits reserve	Foreign currency translation reserve	Total reserves	Total Telesat Corporation shareholders’ equity	Non-controlling Interest	Total
Beginning balance at Dec. 31, 2020	$ 26,580	$ 129,118	$ 155,698	$ 1,264,344	$ 85,648	$ (47,924)	$ 37,724	$ 1,457,766		$ 1,457,766
Net income (loss)				92,532				92,532	69,835	162,367
Dividends declared on Director Voting Preferred shares				(10)				(10)		(10)
Issuance of share capital on settlement of restricted share units		16	16					16		16
Other comprehensive income (loss), net of tax (expense) recovery				9,946		(12,073)	(12,073)	(2,127)	25,570	23,443
Share-based compensation					65,134		65,134	65,134	8,590	73,724
Reallocation related to transaction	16,261	(129,134)	(112,873)	(1,015,344)	(112,118)	44,137	(67,981)	(1,196,198)	1,181,115	(15,083)
Ending balance at Dec. 31, 2021	42,841		42,841	351,468	38,664	(15,860)	22,804	417,113	1,285,110	1,702,223
Net income (loss)				(23,764)				(23,764)	(57,833)	(81,597)
Issuance of share capital on settlement of restricted share units	2,142		2,142		(1,224)		(1,224)	918	(2,991)	(2,073)
Exchange of Limited Partnership units for Public Shares	1,571		1,571	21,812	(14)	(183)	(197)	23,186	(23,186)
Other comprehensive income (loss), net of tax (expense) recovery				6,757		36,896	36,896	43,653	131,317	174,970
Final Transaction adjustment									(20,790)	(20,790)
Share-based compensation					20,330		20,330	20,330	47,089	67,419
Ending balance at Dec. 31, 2022	46,554		46,554	356,273	57,756	20,853	78,609	481,436	1,358,716	1,840,152
Net income (loss)				157,118				157,118	426,152	583,270
Issuance of share capital on settlement of restricted share units	3,212		3,212	11	(661)		(661)	2,562	(5,693)	(3,131)
Issuance of share capital on exercise of stock options	29		29					29	(13)	16
Exchange of Limited Partnership units for Public Shares	1,457		1,457	21,577	2,375	1,358	3,733	26,767	(26,767)
Other comprehensive income (loss), net of tax (expense) recovery				(921)		(13,410)	(13,410)	(14,331)	(40,039)	(54,370)
Share-based compensation					8,337		8,337	8,337	24,709	33,046
Ending balance at Dec. 31, 2023	$ 51,252		$ 51,252	$ 534,058	$ 67,807	$ 8,801	$ 76,608	$ 661,918	$ 1,737,065	$ 2,398,983